Fair Value Measurements (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Mutual Funds held in Trust Account	100,031,414	100,031,414	—	—
	$100,031,414	$100,031,414	$—	$—
Liabilities
Warrant liabilities - Public Warrants	14,000,000	14,000,000	—	—
Warrant liabilities – Private Warrants	465,458	—	—	465,458
	$14,465,458	$14,000,000	$—	$465,458

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Mutual Funds held in Trust Account	29,851	29,851	—	—
U.S. Treasury Securities	99,983,000	99,983,000
	$100,012,851	$100,012,851	$—	$—

Liabilities
Warrant liabilities - Public Warrants	5,750,000	—	—	5,750,000
Warrant liabilities – Private Warrants	288,351	—	—	288,351
	$6,038,351	$—	$—	$6,038,351

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Mutual Funds held in Trust Account	$29,851	$29,851	$—	$—
U.S. Treasury Securities held in Trust Account	99,983,000	99,983,000	—	—
Liabilities:
Warrant liabilities (Restated)	6,038,351	—	—	6,038,351
	$106,051,202	$100,012,851	$—	$6,038,351

Schedule of fair value measurements

	At	At
	June 30,	December 31,
	2021	2020
Stock price	$10.83	$10.17
Strike price	$11.5	$11.5
Term (in years)	5.12	5.13
Volatility	36.0%	24.4%
Risk-free rate	0.74%	0.38%
Dividend yield	0.0%	0.0%

	At
	September 22,
	2020	At	At
	(Initial	September 30,	December 31,
	Measurement)	2020	2020
Stock price	$9.26	$9.14	$10.17
Strike price	$11.50	$11.50	$11.50
Term (in years)	5.42	5.38	5.13
Volatility	24.4%	24.4%	24.4%
Risk-free rate	0.33%	0.32%	0.38%
Dividend yield	0.0%	0.0%	0.0%

Schedule of value of warrant liabilities

		Private	Warrant
	Public	Placement	Liabilities
Fair value as of December 31, 2020	5,750,000	288,351	6,038,351
Change in valuation inputs or other assumptions	8,250,000	177,107	8,427,107
Fair value as of June 30, 2021	$14,000,000	$465,458	$14,465,458

		Private	Warrant
	Public	Placement	Liabilities
Fair value as of July 1, 2020	$—	$—	$—
Initial measurement on September 18, 2020	7,770,722	237,630	8,008,352
Change in valuation inputs or other assumptions	(215,870)	(7,056)	(217,979)
Fair value as of September 30, 2020	7,554,852	230,574	7,790,373
Change in valuation inputs or other assumptions	(1,804,852)	52,830	(1,752,022)
Fair value as of December 31, 2020	$5,750,000	$288,351	$6,038,351